UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2000
                                                 ------------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------------

This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         F.W. Thompson Co., Ltd.
Address:      One St. Clair Avenue West
              Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416)515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                       Toronto, Ontario       November 7, 2000
-------------------------------         -----------------      ----------------
          [Signature]                   [City, Province]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    1
                                                 -------------

Form 13F Information Table Entry Total:               34
                                                 -------------

Form 13F Information Table Value Total:            $169,111
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

Sterling Management [1985] Limited


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               Form 13F INFORMATION TABLE - F W THOMPSON CO. LTD.
                           (quarter ending 9/30/2000)

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         COLUMN 1                 COLUMN 2            COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
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     NAME OF ISSUER            TITLE OF CLASS          CUSIP    VALUE    SHRS OR  SH/PRN PUT/ INVESTMENT  OTHER
                                                               (x$1000)  PRN AMT         CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
 ABBOTT LABS                        COM              002824100   8,086  170,000     SH           SOLE    N/A      70,000  100,000
 ALCATEL                            SPONSORED ADR    013904305     157    2,500     SH           SOLE    N/A       2,500
 ALLEGIANCE TELECOM INC.            COM              01747T102     186    5,000     SH           SOLE    N/A       5,000
 BANK OF AMERICA CORPORATION        COM              060505104  18,069  345,000     SH           SOLE    N/A     145,000  200,000
 CABLETRON SYS INC                  COM              126920107  19,243  652,300     SHS          SOLE    N/A     402,300  250,000
 CELLTECH GROUP PLC                 SPONSORED ADR    151158102       1       17     SHS          SOLE    N/A          17
 CHASE MANHANTTAN CORP NEW          COM              16161A108   1,179   25,500     SH           SOLE    N/A      25,500
 CHINA SOUTHN AIRLS LTD             SPON ADR CL H    169409109     392   26,600     SH           SOLE    N/A      26,600
 ECLIPSYS CORP                      COM              278856109  11,765  735,300     SH           SOLE    N/A     486,400  248,900
 ERICSSON LM TEL CO                 ADR CLB SEKIO    294821400   1,363   92,000     SH           SOLE    N/A      92,000
 FEDEX CORP                         COM              31428X106   5,543  125,000     SH           SOLE    N/A      25,000  100,000
 FREEPORT-MCMORAN COPPER & GOLD     CL A             35671D105     125   10,000     SH           SOLE    N/A      10,000
 GENUITY INC                        CL A             37248E103     196   30,000     SH           SOLE    N/A       5,000   25,000
 GOLD FIELDS LTD NEW                SPONSORED ADR    38059T106   2,282  745,000     SH           SOLE    N/A     395,000  350,000
 HYPERFEED TECHONOLOGIES INC        COM              44913S102      18    8,000     SH           SOLE    N/A       8,000
 ING GROEP NV                       SPONSORED ADR    456837103   1,713   26,000     SH           SOLE    N/A      26,000
 INTERSIL HLDG CORP                 CL A             46069S109  14,439  289,500     SH           SOLE    N/A     185,500  104,000
 LUCENT TECHNOLOGIES INC            COM              549463107  16,821  551,500     SH           SOLE    N/A     401,500  150,000
 MERRILL LYNCH & CO INC             COM              590188108   9,900  150,000     SH           SOLE    N/A     150,000
 NORTHPOINT COMMUNICATIONS HLDG     COM              666610100     703   79,200     SH           SOLE    N/A      79,200
 PICO HLDGS INC                     COM NEW          693366205   4,848  371,138     SH           SOLE    N/A     221,138  150,000
 SCHOOL SPECIALTY INC               COM              807863105   2,306  108,000     SH           SOLE    N/A      25,000   83,200
 SOLA INTL INC                      COM              834092108   1,727  268,300     SH           SOLE    N/A     118,300  150,000
 TELLABS INC                        COM              879664100     955   20,000     SH           SOLE    N/A      20,000
 UNITED PARCEL SERVICE INC          CL B             911312106   1,409   25,000     SH           SOLE    N/A      25,000
 WASHINGTON MUT INC                 COM              939322103     860   21,600     SH           SOLE    N/A      21,600
 BANK ONE CORP                      COM              06423A103   1,931   50,000     SH           SOLE    N/A      50,000
 BANK TOKYO-MITSUBISHI LTD          COM              065379109   1,169  100,000     SH           SOLE    N/A              100,000
 GILLETTE CO                        COM              375766102   1,235   40,000     SH           SOLE    N/A      40,000
 IKON OFFICE SOLUTIONS INC          COM              451713101     787  200,000     SH           SOLE    N/A     200,000
 KNIGHT TRADING GROUP INC           COM              499063105   3,150   87,500     SH           SOLE    N/A               87,500
 PROCTER & GAMBLE CO                COM              742718109  18,760  280,000     SH           SOLE    N/A     180,000  100,000
 SAPIENT CORP                       COM              803062108   9,968  245,000     SH           SOLE    N/A     225,000   20,000
 TIME WARNER INC                    COM              887315109   7,825  100,000     SH           SOLE    N/A     100,000
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